Muzinich U.S. High Yield Corporate Bond Fund
Muzinich U.S. High Yield Corporate Bond Fund
Muzinich Credit Opportunities Fund - Class A Shares - MZCRX

Muzinich U.S. High Yield Corporate Bond Fund – Class A Shares - MZHRX

(each a “Fund,” together, the “Funds”)

Supplement dated August 29, 2016 to the

Prospectus dated April 29, 2016

Effective August 31, 2016, please note that the Muzinich Credit Opportunities Fund — Class A Shares will be available for purchase.

In addition, effective August 31, 2016, the following changes are made to the Funds’ Prospectus.

The Muzinich U.S. High Yield Corporate Bond Fund’s “Fees and Expenses” table on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 28 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Muzinich U.S. High Yield Corporate Bond Fund	Class A Shares		Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%		1.00%	1.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Muzinich U.S. High Yield Corporate Bond Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.49%	0.49%	0.49%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)		0.10%	0.10%
Total Other Expenses	[1]	0.59%	0.59%	0.49%
Total Annual Fund Operating Expenses		1.39%	1.14%	1.04%
Fee Waiver and/or Expense Reimbursement		(0.46%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.93%	0.68%	0.58%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund's average daily net assets indefinitely, but at least through April 30, 2017 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after April 30, 2017, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Please retain this Supplement with the Prospectus.